BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2018
BUSINESS ACQUISITION
BUSINESS ACQUISITION

8.BUSINESS ACQUISITION

On January 7, 2016, the Corporation acquired Fibrenoire Inc., a company that provides businesses with fibre-optic connectivity services, for a purchase price of $125.0 million. At closing, the Corporation paid an amount of $119.1 million, net of cash acquired of $1.8 million. A post-closing adjustment of $0.2 million was received in the second quarter of 2016. The purchase price balance was paid in February 2017 for an amount of $5.6 million plus interests of $0.3 million followed in May 2018, by a price purchase adjustment of $1.3 million.